UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04267

Institutional Fiduciary Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000

Date of fiscal year end:      6/30

Date of reporting period:   6/30/10

Item 1. Proxy Voting Records.

========================= FRANKLIN CASH RESERVES FUND ==========================

Franklin Cash Reserves Fund was liquidated effective October 16, 2009.

N/A

============================ MONEY MARKET PORTFOLIO ============================

N/A

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Institutional Fiduciary Trust

By (Signature and Title)*/s/ LAURA F. FERGERSON

Laura F. Fergerson,

Chief Executive Officer – Finance and Administration

Date  August 27, 2010

* Print the name and title of each signing officer under his or her signature.